Bank Borrowings - Narrative (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Debt Disclosure [Abstract]
Interest expense, debt	$ 91,002	$ 11,593	$ 151,282
Debt, weighted average interest rate	3.60%	3.60%	3.30%